Offerings	Feb. 24, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.85% Debentures, Due 2030
Maximum Aggregate Offering Price	$ 399,256,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,126.09
Offering Note
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.20% Debentures, Due 2035
Maximum Aggregate Offering Price	$ 398,268,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 60,974.83
Offering Note